PREMISES LEASES	12 Months Ended
Sep. 30, 2021
Presentation of leases for lessee [abstract]
PREMISES LEASES [Text Block]

11. PREMISES LEASES

Commencing June 1, 2021, the Company entered into a commercial laboratory lease in Wauwatosa, Wisconsin USA for a term of one year at a monthly base rent of US$1,709. For the year ended September 30, 2021, $7,003 is included in laboratory costs (see Note 10).

Commencing September 1, 2021, the Company entered into an apartment lease in New York, New York USA for a term of one year at a monthly base rent of US$5,300. For the year ended September 30, 2021, $6,700 is included in office and administrative expense.